Annual Total Returns- Strengthening Dollar 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Strengthening Dollar 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.89%)	(6.79%)	(3.76%)	22.22%	13.18%	5.40%	(18.75%)	10.89%	4.18%	(14.31%)